Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial instruments and risk management [Abstract]
Disclosure of detailed information about financial instruments [text block]
The Company’s financial assets and liabilities are shown below:

	December 31,
	2017	2016	2015
Financial assets
Cash and cash equivalents	$16,112,268	14,681,204	14,046,262
Investment in securities at fair value through profit or loss	1,127,841	970,292	1, 242,614
Investments held to maturity	64,629	65,509	52,572
Accounts receivable	2,599,208	2,524,942	1,862,250
Due from related parties	326	148,855	194,522
Long-term receivables	162,337	161,690	128,169
Derivative financial instruments	-	8,308	1,244

Financial liabilities
Financial debt	$(5,249,024)	(4,047,937)	(4,127,010)
Trade payables, sundry creditors and expenses payable	(4,163,443)	(4,095,089)	(4,088,989)
Due to related parties	(55,252)	(189,966)	(165,628)
Derivative financial instruments	(6,821)	-	-

Disclosure of credit risk exposure [text block]
The carrying amount of financial assets represents the maximum credit exposure, which as of the reporting date is as follows:

	December 31,
	2017	2016	2015
Cash and cash equivalents	$16,112,268	14,681,204	14,046,262
Investments in securities at fair value through profit or loss	1,127,841	970,292	1,242,614
Investments held to maturity	64,629	65,509	52,572
Accounts receivable net of guarantees received	2,143,390	2,264,941	1,621,929
Derivative financial instruments	-	8,308	1,244
	$19,448,128	17,990,254	16,964,621

Disclosure of maturity analysis for derivative financial liabilities [text block]
	December 31, 2017
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,163,443	-	-
Due to related parties	55,252	-	-
Derivative financial instruments	6,821

Variable-rate maturities
In U.S. dollars	2,752,400		-
In pesos	942,651	53,973	1,500,000
Interest	162,785	244,484	203,840
Total financial liabilities	$8,083,352	298,457	1,703,840

	December 31, 2016
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,095,089	-	-
Due to related parties	189,966	-	-
Variable-rate maturities
In U.S. dollars	1,444,800	-	-
In pesos	1,652,725	950,412	-
Interest	142,100	136,859	-
Total financial liabilities	$7,524,680	1,087,271	-

	December 31, 2015
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,088,989	-	-
Variable-rate maturities
In U.S. dollars	1,462,850	-	-
In pesos	169,033	2,495,127	-
Interest	113,840	98,840	-
Total financial liabilities	$5,834,712	2,593,967	-

Disclosure of additional information about understanding financial position and liquidity of entity [text block]
Below is the foreign currency position that the Company has as of December 31, 2017, 2016 and 2015.

	December 31,
	2017		2016		2015
	Dollars	Mexican Pesos	Dollars	Mexican Pesos	Dollars	Mexican Pesos
Assets
Cash and cash equivalents	$325,493	6,399,186	126,395	2,608,800	66,929	1,151,844
Investment in securities at fair value through profit or loss	29,212	574,312	27,863	575,085	28,549	491,325
Accounts receivable	1,915	37,640	2,488	51,350	245	4,210
Total assets	356,619	7,011,138	156,746	3,235,235	95,722	1,647,379

Liabilities
Trade accounts payable	(154,858)	(3,044,515)	(103,854)	(2,143,547)	(141,819)	(2,440,708)
Financial debt	(140,000)	(2,752,400)	(70,000)	(1,444,800)	(85,000)	(1,462,850)
Total Liabilities	(294,858)	(5,796,915)	(173,854)	(3,588,347)	(226,819)	(3,903,558)
Net asset position	61,761	1,214,223	-	-	-	-
Net liability position	$-	-	(17,108)	(353,112)	(131,097)	(2,256,179)

Disclosure of effect of changes in foreign exchange rates [text block]
The following is a detail of exchange rates effective during the fiscal year:

				Spot exchange rate at
	Average exchange rate			December 31,
	2017	2016	2015	2017	2016	2015
Dollars	$18.91	18.68	15.87	19.66	20.64	17.21

Disclosure of financial liabilities [text block]
The table below summarizes the presents the fair value of the financial instruments that are recognized at amortized cost, together with the carrying amount included in the consolidated statement of financial position:

Liabilities recorded at amortized cost	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	2017		2016		2015
Financial debt	$5,249,024	5,255,932	4,047,937	4,062,999	4,127,010	4,141,473

Disclosure of fair value of financial instruments [text block]
The following table summarizes financial instruments carried at fair value:

	Level 1	Level 2	Level 3	Total
As of December 31, 2017
Investment in securities at fair value through profit or loss	$969,309	158,532	-	1,127,841
Derivative financial instruments	-	(6,821)	-	(6,821)
	$969,309	151,711	-	1,121,020

	Level 1	Level 2	Level 3	Total
As of December 31, 2016
Investment in securities at fair value through profit or loss	$970,292	-	-	970,292
Derivative financial instruments	-	8,308	-	8,308
	$970,292	8,308	-	978,600

	Level 1	Level 2	Level 3	Total
As of December 31, 2015
Investment in securities at fair value through profit or loss	$1,242,614	-	-	1,242,614
Interest rate derivative financial instruments	-	195	-	195
Derivative financial instruments	-	1,244	-	1,244
	$1,242,614	1,439	-	1,244,053

Disclosure of fair value measurement of liabilities [text block]
Information regarding the hierarchy of fair value measurements related to financial liabilities that are not carried at fair value, but for which disclosures are required, is summarized below:

	Level 1	Level 2	Level 3	Total
As of December 31, 2017
Financial debt - bank institutions	$-	(3,749,024)	-	(3,749,024)
Financial debt – debt securities	(1,506,908)	-	-	(1,506,908)
	$(1,506,908)	(3,749,024)	-	(5,255,932)

	Level 1	Level 2	Level 3	Total
As of December 31, 2016
Financial debt - bank institutions	$-	(2,550,469)	-	(2,550,469)
Financial debt – debt securities	(1,512,530)	-	-	(1,512,530)
	$(1,512,530)	(2,550,469)	-	(4,062,999)

	Level 1	Level 2	Level 3	Total
As of December 31, 2015
Financial debt - bank institutions	$-	(2,626,327)		(2,626,327)
Financial debt – debt securities	(1,515,146)	-	-	(1,515,146)
	$(1,515,146)	(2,626,327)	-	(4,141,473)

Sensitivity analysis for types of market risk [text block]
The following table shows the Company’s sensitivity to an increase and decrease of 15% for 2017, 2016 and 2015 in the “bushell” price of corn and short ton price of soybeans.

	Effect of Increase			Effect of Decrease
	2017	2016	2015	2017	2016	2015
Loss (profit) for the year	$(16,094)	(9,085)	(44,589)	$21,229	8,785	56,753

ii. Interest rate risk

As described in Note 18, the Company has financial debt denominated in pesos and dollars, which bear interest at variable rates based on TIIE and LIBOR, respectively.

The following table shows the Company’s sensitivity to an increase and decrease of 50 basis points for 2017, 2016 and 2015, in the variable rates to which the Company is exposed.

	Effect of Increase			Effect of Decrease
	2017	2016	2015	2017	2016	2015
Loss (profit) for the year	$43,485	15,385	17,375	$(43,485)	(15,385)	(17,375)

iii. Exchange risk

As of December 31, 2017, the Company's net monetary liability position in foreign currency was $1,214,223.

The following table shows the Company’s sensitivity of an increase and decrease of 10% for 2017, 2016 and 2015, in exchange rate, which would have an effect in the result from foreign currency position.

	Effect of Increase			Effect of Decrease
	2017	2016	2015	2017	2016	2015
Loss (profit) for the year	$(121,422)	35,311	225,618	$121,422	(35,311)	(225,618)